S000004309 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	305 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
S&P MidCap 400 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	11.01%	10.69%
iShares S&P Mid-Cap 400 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.39%	10.82%	10.47%
Performance Inception Date				Jul. 24, 2000
iShares S&P Mid-Cap 400 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.89%	10.29%	9.94%
iShares S&P Mid-Cap 400 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.66%	8.49%	8.49%